Bitwise CRCL Option Income Strategy ETF
Schedule of Investments
March 31, 2026 (Unaudited)
1
Number of
Contracts Notional Amount Value
Purchased Option – 5.1%
Calls – Exchange-Traded – 5.1%
Circle Internet Group, Inc.
Expiration: 4/17/26; Exercise Price: $100.00 .......................... 79 $ 790,000 $ 40,093
Total Purchased Options (Cost $76,334) ........................................................... 40,093
Shares
Money Market Funds – 4.2%
DWS Government Money Market Series Institutional, 3.60%
(a)
(Cost $32,400) .............................................................. 32,400 32,400
Total Investments – 9.3%
(Cost $108,734) ............................................................................. $ 72,493
Other Assets in Excess of Liabilities – 90.7% ........................................................ 706,594
Net Assets – 100.0% .......................................................................... $ 779,087
Number of
Contracts Notional Amount Value
Written Options – (10.6)%
. – . –
Calls – Exchange-Traded – (1.2)%
Circle Internet Group, Inc.
Expiration: 4/02/26; Exercise Price: $100.00 .......................... (79) $ (790,000) $ (9,243)
Puts – Exchange-Traded – (9.4)%
Circle Internet Group, Inc.
Expiration: 4/17/26; Exercise Price: $100.01 .......................... (79) (790,079) (73,689)
Total Written Options (Premiums Received $83,938) .................................................. $ (82,932)
(a) Rate shown reflects the 7-day yield as of March 31, 2026.
Summary of Investment Type
Industry
% of Net
Assets
Purchased Option ............................................................................... 5.1%
Money Market Funds ............................................................................. 4.2%
Total Investments ................................................................................ 9.3%
Other Assets in Excess of Liabilities .................................................................. 90.7%
Net Assets ..................................................................................... 100.0%